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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03826

                                AIM Sector Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 6/30/08

Item 1.  Schedule of Investments.

                                 AIM ENERGY FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            I-ENE-QTR-1 06/08           Invesco Aim Advisors, Inc.

AIM ENERGY FUND

SCHEDULE OF INVESTMENTS (a)
June 30, 2008
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.81%
COAL & CONSUMABLE FUELS-3.14%
Cameco Corp. (Canada)(b)                              1,000,000   $   42,870,000
Peabody Energy Corp.                                    450,000       39,622,500
                                                                  --------------
                                                                      82,492,500
                                                                  --------------
GAS UTILITIES-2.27%
Questar Corp.                                           840,000       59,673,600
                                                                  --------------
INTEGRATED OIL & GAS-29.49%
BP PLC -ADR (United Kingdom)                          1,140,000       79,309,800
ConocoPhillips                                          562,000       53,047,180
Exxon Mobil Corp.                                       467,000       41,156,710
Hess Corp.                                              710,000       89,594,900
Marathon Oil Corp.                                      836,000       43,363,320
Murphy Oil Corp.                                      1,120,000      109,816,000
Occidental Petroleum Corp.                            1,465,000      131,644,900
Petroleo Brasileiro S.A. -ADR (Brazil)                  896,000       63,463,680
Royal Dutch Shell PLC -ADR (United Kingdom)             325,000       26,555,750
Suncor Energy, Inc. (Canada)                            960,000       55,795,200
Total S.A. -ADR (France)                                960,000       81,859,200
                                                                  --------------
                                                                     775,606,640
                                                                  --------------
MULTI-UTILITIES-2.13%
Sempra Energy                                           992,000       55,998,400
                                                                  --------------
OIL & GAS DRILLING-6.14%
Diamond Offshore Drilling, Inc.                         344,000       47,864,160
Hercules Offshore, Inc. (c)                           1,515,000       57,600,300
Nabors Industries Ltd. (c)                            1,140,000       56,122,200
                                                                  --------------
                                                                     161,586,660
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-19.78%
Cameron International Corp. (c)                       1,150,000       63,652,500
Compagnie Generale de Geophysique-Veritas -ADR
   (France)(c)                                        1,250,000       59,012,500
Halliburton Co.                                       1,275,000       67,664,250
Helix Energy Solutions Group Inc. (c)                 1,710,000       71,204,400
National-Oilwell Varco Inc. (c)                         900,000       79,848,000
Oceaneering International, Inc. (c)                     780,000       60,099,000
Schlumberger Ltd.                                       488,000       52,425,840
Weatherford International Ltd. (c)                    1,340,000       66,450,600
                                                                  --------------
                                                                     520,357,090
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-30.08%
Anadarko Petroleum Corp.                                750,000       56,130,000
Apache Corp.                                            750,000      104,250,000
Bill Barrett Corp. (c)                                1,190,000       70,697,900
Continental Resources, Inc. (c)                         850,000       58,922,000

                                                       SHARES          VALUE
                                                     ----------   --------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)
Devon Energy Corp.                                      825,000   $   99,132,000
Noble Energy, Inc.                                      560,000       56,313,600
Plains Exploration & Production Co. (c)               1,300,000       94,861,000
Range Resources Corp.                                   494,750       32,425,915
Southwestern Energy Co. (c)                           1,200,000       57,132,000
Talisman Energy Inc. (Canada)                         4,200,000       92,946,000
XTO Energy, Inc.                                      1,000,000       68,510,000
                                                                  --------------
                                                                     791,320,415
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-4.78%
El Paso Corp.                                         2,625,000       57,067,500
Williams Cos., Inc. (The)                             1,700,000       68,527,000
                                                                  --------------
                                                                     125,594,500
                                                                  --------------
      Total Common Stocks & Other Equity Interests
         (Cost $1,734,305,973)                                     2,572,629,805
                                                                  --------------
MONEY MARKET FUNDS-1.93%
Liquid Assets Portfolio -Institutional Class(d)      25,375,402       25,375,402
Premier Portfolio -Institutional Class(d)            25,375,403       25,375,403
                                                                  --------------
      Total Money Market Funds
         (Cost $50,750,805)                                           50,750,805
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from securities
   on loan)-99.74%
   (Cost $1,785,056,778)                                           2,623,380,610
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-0.65%
Liquid Assets Portfolio - Institutional Class
   (Cost $17,204,744)(d)(e)                          17,204,744       17,204,744
                                                                  --------------
TOTAL INVESTMENTS-100.39%
   (Cost $1,802,261,522)                                           2,640,585,354
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(0.39)%                                (10,230,601)
                                                                  --------------
NET ASSETS-100.00%                                                $2,630,354,753
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at June 30, 2008.

(c)  Non-income producing security.

See accompanying notes which are an integral part of this schedule.

AIM ENERGY FUND

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM ENERGY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM ENERGY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM ENERGY FUND

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                    INVESTMENTS
INPUT LEVEL                                                        IN SECURITIES
-----------                                                       --------------
Level 1                                                           $2,640,585,354
Level 2                                                                       --
Level 3                                                                       --
                                                                  --------------
                                                                  $2,640,585,354
                                                                  ==============

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2008 was $405,337,852 and $250,069,935, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 847,083,197
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (9,702,777)
--------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $ 837,380,420
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $1,803,204,934.

                          AIM FINANCIAL SERVICES FUND
                    Quarterly Schedule of Portfolio Holdings
                                 June 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-FSE-QTR-1 06/08           Invesco Aim Advisors, Inc.

AIM FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS (a)
June 30, 2008
(Unaudited)

                                                         SHARES        VALUE
                                                       ----------   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.23%
ASSET MANAGEMENT & CUSTODY BANKS-6.47%
Blackstone Group L.P. (The) (b)                           157,057   $  2,860,008
Federated Investors, Inc. -Class B                        264,644      9,109,047
State Street Corp.                                         94,096      6,021,203
                                                                    ------------
                                                                      17,990,258
                                                                    ------------
CONSUMER FINANCE-8.78%
AmeriCredit Corp. (b)(c)                                  273,954      2,361,483
Capital One Financial Corp. (b)                           453,694     17,244,909
SLM Corp. (c)                                             248,731      4,812,945
                                                                    ------------
                                                                      24,419,337
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES-1.92%
Automatic Data Processing, Inc.                           127,402      5,338,144
                                                                    ------------
DIVERSIFIED BANKS-4.18%
U.S. Bancorp                                              162,819      4,541,022
Wachovia Corp. (b)                                        455,471      7,073,465
                                                                    ------------
                                                                      11,614,487
                                                                    ------------
DIVERSIFIED CAPITAL MARKETS-1.87%
UBS AG - (Switzerland)(b)(c)                              251,256      5,190,949
                                                                    ------------
INSURANCE BROKERS-10.77%
Aon Corp.                                                  34,625      1,590,672
Marsh & McLennan Cos., Inc.                               893,687     23,727,390
National Financial Partners Corp. (b)                     233,150      4,621,033
                                                                    ------------
                                                                      29,939,095
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-9.97%
FBR Capital Markets Corp. (b)(c)                        1,034,310      5,202,579
Merrill Lynch & Co., Inc.                                 308,890      9,794,902
Morgan Stanley                                            352,826     12,726,434
                                                                    ------------
                                                                      27,723,915
                                                                    ------------
LIFE & HEALTH INSURANCE-3.36%
Prudential Financial, Inc.                                 28,117      1,679,709
StanCorp Financial Group, Inc.                            162,909      7,650,207
                                                                    ------------
                                                                       9,329,916
                                                                    ------------
MULTI-LINE INSURANCE-4.97%
American International Group, Inc.                        138,226      3,657,460
Hartford Financial Services Group, Inc. (The)             157,355     10,160,412
                                                                    ------------
                                                                      13,817,872
                                                                    ------------

                                                         SHARES        VALUE
                                                       ----------   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-16.02%
Bank of America Corp.                                     365,231   $  8,718,064
Citigroup Inc.                                          1,064,301     17,837,685
JPMorgan Chase & Co.                                      524,127     17,982,797
                                                                    ------------
                                                                      44,538,546
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-2.22%
Security Capital Assurance Ltd. (b)(d)                    437,300        126,817
XL Capital Ltd. -Class A                                  293,610      6,036,622
                                                                    ------------
                                                                       6,163,439
                                                                    ------------
REGIONAL BANKS-10.34%
Fifth Third Bancorp (b)                                   769,820      7,836,767
Popular, Inc. (b)                                         805,791      5,310,163
SunTrust Banks, Inc.                                      203,924      7,386,127
Zions Bancorp. (b)                                        260,432      8,201,004
                                                                    ------------
                                                                      28,734,061
                                                                    ------------
SPECIALIZED CONSUMER SERVICES-2.21%
H&R Block, Inc.                                           287,716      6,157,122
                                                                    ------------
SPECIALIZED FINANCE-6.49%
CIT Group, Inc. (b)                                       803,347      5,470,793
Moody's Corp. (b)                                         364,672     12,559,304
                                                                    ------------
                                                                      18,030,097
                                                                    ------------

THRIFTS & MORTGAGE FINANCE-8.66%
Fannie Mae                                                654,949     12,778,055
Freddie Mac                                               247,500      4,059,000
Hudson City Bancorp, Inc.                                 100,243      1,672,053
Washington Mutual, Inc. (b)                             1,126,851      5,555,376
                                                                    ------------
                                                                      24,064,484
                                                                    ------------
   Total Common Stocks & Other Equity Interests
      (Cost $412,163,057)                                            273,051,722
                                                                    ------------
MONEY MARKET FUNDS-1.75%
Liquid Assets Portfolio -Institutional
   Class(e)                                             2,424,567      2,424,567
Premier Portfolio -Institutional Class (e)              2,424,566      2,424,566
                                                                    ------------
   Total Money Market Funds
      (Cost $4,849,133)                                                4,849,133
                                                                    ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.98%
   (Cost $417,012,190)                                               277,900,855
                                                                    ------------

See accompanying notes which are an integral part of this schedule.

AIM FINANCIAL SERVICES FUND

                                                         SHARES        VALUE
                                                       ----------   ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN MONEY MARKET FUNDS-20.70%
Liquid Assets Portfolio -Institutional
   Class (Cost $57,549,629)(e)(f)                      57,549,629   $ 57,549,629
                                                                    ------------
TOTAL INVESTMENTS-120.68%
   (Cost $474,561,819)                                               335,450,484
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(20.68)%                               (57,481,575)
                                                                    ------------
NET ASSETS-100.00%                                                  $277,968,909
                                                                    ============

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at June 30, 2008.

(c)  Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2008 represented 0.05% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM FINANCIAL SERVICES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM FINANCIAL SERVICES FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

AIM FINANCIAL SERVICES FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
-----------                                                       --------------
Level 1                                                            $335,450,484
Level 2                                                                      --
Level 3                                                                      --
                                                                   ============
                                                                   $335,450,484
                                                                   ============

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2008 was $41,254,728 and $25,479,353, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $  14,107,179
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (153,495,580)
================================================================================

Net unrealized (depreciation) of investment securities             $(139,388,401)
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $474,838,885.

                         AIM GOLD & PRECIOUS METALS FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-GPM-QTR-1 06/08           Invesco Aim Advisors, Inc.

AIM GOLD & PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS
June 30, 2008
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.27%
AUSTRALIA-6.34%
BHP Billiton Ltd. -ADR(a)                                 110,000   $  9,370,900
Newcrest Mining Ltd. (b)                                  600,000     16,925,104
                                                                    ------------
                                                                      26,296,004
                                                                    ------------
CANADA-60.31%
Agnico-Eagle Mines Ltd.                                   340,000     25,285,800
Barrick Gold Corp.                                        430,000     19,565,000
Cameco Corp. (a)                                          310,000     13,289,700
Eldorado Gold Corp. (c)                                 2,400,000     20,631,249
Franco-Nevada Corp. (a)                                   855,000     20,700,353
Gammon Gold, Inc. (c)                                     255,100      2,733,036
Goldcorp, Inc. (a)                                        770,000     35,550,900
Harry Winston Diamond Corp.                               300,000      8,624,779
IAMGOLD Corp.                                           1,150,000      6,932,464
Kinross Gold Corp.                                        700,000     16,522,250
Pan American Silver Corp. (c)                             425,000     14,696,500
Seabridge Gold Inc. (a)(c)                                400,000      8,800,000
Silver Wheaton Corp. (a)(c)                             1,350,000     19,777,500
Teck Cominco Ltd. -Class B                                175,000      8,394,923
Western Copper Corp. (c)                                  350,000        435,699
Yamana Gold Inc.                                        1,700,000     28,118,000
                                                                    ------------
                                                                     250,058,153
                                                                    ------------
SOUTH AFRICA-11.49%
Gold Fields Ltd. -ADR                                   1,000,000     12,650,000
Harmony Gold Mining Co. Ltd. -ADR(a)(c)                   300,000      3,675,000
Impala Platinum Holdings Ltd. (b)                         320,000     12,596,651
Randgold Resources Ltd. -ADR(a)                           405,000     18,702,900
                                                                    ------------
                                                                      47,624,551
                                                                    ------------
UNITED KINGDOM-1.04%
Rio Tinto PLC (b)                                          35,000      4,291,403
                                                                    ------------
UNITED STATES-16.09%
Coeur d'Alene Mines Corp. (c)                           2,215,000      6,423,500
Freeport-McMoRan Copper & Gold, Inc.                      180,000     21,094,200
Hecla Mining Co. (a)(c)                                   500,000      4,630,000
iShares COMEX Gold Trust (a)(c)                            45,000      4,105,350
Newmont Mining Corp.                                      380,000     19,820,800
Solitario Exploration & Royalty Corp. (c)                 767,000      3,759,067
SPDR Gold Trust (c)                                        75,000      6,855,000
                                                                    ------------
                                                                      66,687,917
                                                                    ------------
   Total Common Stocks & Other Equity Interests
      (Cost $336,110,834)                                            394,958,028
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
MONEY MARKET FUNDS-3.36%
Liquid Assets Portfolio -Institutional
   Class(d)                                             6,959,962   $  6,959,962
Premier Portfolio -Institutional Class(d)               6,959,962      6,959,962
                                                                    ------------
   Total Money Market Funds
      (Cost $13,919,924)                                              13,919,924
                                                                    ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-98.63%
   (Cost $350,030,758)                                               408,877,952
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-19.50%
Liquid Assets Portfolio -Institutional Class
   (Cost $80,857,595)(d)(e)                            80,857,595     80,857,595
                                                                    ------------
TOTAL INVESTMENTS-118.13%
   (Cost $430,888,353)                                               489,735,547
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(18.13)%                               (75,159,096)
                                                                    ------------
NET ASSETS-100.00%                                                  $414,576,451
                                                                    ============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at June 30, 2008.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $33,813,158, which represented 8.16% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM GOLD & PRECIOUS METALS FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM GOLD & PRECIOUS METALS FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          A large percentage of the Fund's assets may be invested in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

          Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic climate for the two largest gold producers, South Africa and the former Soviet Union, may have a direct impact on the price of gold worldwide.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

AIM GOLD & PRECIOUS METALS FUND

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
-----------                                                       --------------
Level 1                                                            $455,922,389
Level 2                                                              33,813,158
Level 3                                                                      --
                                                                   ============
                                                                   $489,735,547
                                                                   ============

AIM GOLD & PRECIOUS METALS FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2008 was $44,020,466 and $50,518,231, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 78,463,743
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (21,445,615)
--------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                $ 57,018,128
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $432,717,419.

                                AIM LEISURE FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-LEI-QTR-1 06/08           Invesco Aim Advisors, Inc.

AIM LEISURE FUND

SCHEDULE OF INVESTMENTS(a)
June 30, 2008
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.93%
ADVERTISING-10.16%
Harte-Hanks, Inc. (b)                                     161,050   $  1,844,022
JC Decaux S.A. (France)                                   201,900      5,146,501
Omnicom Group Inc. (b)                                    893,861     40,116,482
WPP Group PLC (United Kingdom)(c)                       1,277,960     12,303,174
                                                                    ------------
                                                                      59,410,179
                                                                    ------------
APPAREL RETAIL-3.71%
Abercrombie & Fitch Co. -Class A                          346,357     21,709,657
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS-6.47%
Carter's, Inc. (d)                                        394,043      5,445,674
Coach, Inc. (d)                                           295,834      8,543,686
Compagnie Financiere Richemont S.A. -Class A
   (Switzerland)(c)(e)                                    168,700      9,318,209
Polo Ralph Lauren Corp. (b)                               231,346     14,523,902
                                                                    ------------
                                                                      37,831,471
                                                                    ------------
BREWERS-7.09%
Anheuser-Busch Cos., Inc.                                 176,933     10,991,078
Carlsberg A.S. -Class B (Denmark)                          42,800      4,133,804
Companhia de Bebidas das Americas -ADR (Brazil)           159,446      9,399,342
Heineken Holding N.V. (Netherlands)(c)                    208,100      9,509,519
InBev N.V. (Belgium)(c)                                   107,735      7,446,761
                                                                    ------------
                                                                      41,480,504
                                                                    ------------
BROADCASTING & CABLE TV-14.31%
Belo Corp. -Class A                                       270,700      1,978,817
Cablevision Systems Corp. -Class A (b)(d)                 667,193     15,078,562
CBS Corp. -Class A                                         64,550      1,257,434
CBS Corp. -Class B                                         64,700      1,261,003
Clear Channel Communications, Inc.                         92,727      3,263,990
Comcast Corp. -Class A                                  1,035,991     19,652,749
DISH Network Corp. -Class A (b)(d)                        112,317      3,288,642
Jetix Europe N.V. (Netherlands)                           425,380     10,769,412
Liberty Global, Inc. -Class A (d)                          80,054      2,516,097
Liberty Global, Inc. -Series C (d)                        166,425      5,052,663
Liberty Media Corp.-Entertainment -Series A (d)           372,352      9,022,089
Scripps Co. (E.W.) (The) -Class A (b)                     137,300      5,703,442
Sinclair Broadcast Group, Inc. -Class A (b)               422,400      3,210,240
Television Broadcasts Ltd. -ADR (Hong Kong)(f)            138,900      1,603,212
                                                                    ------------
                                                                      83,658,352
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
CASINOS & GAMING-2.31%
International Game Technology                             299,940   $  7,492,501
MGM Mirage (d)                                            177,636      6,020,084
                                                                    ------------
                                                                      13,512,585
                                                                    ------------
CATALOG RETAIL-1.17%
Liberty Media Corp. - Interactive -Series A (d)           465,444      6,869,953
                                                                    ------------
COMMUNICATIONS EQUIPMENT-0.30%
EchoStar Corp. -Class A (d)                                55,977      1,747,602
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL-1.64%
Best Buy Co., Inc.                                        160,872      6,370,531
hhgregg, Inc. (b)(d)                                      323,567      3,235,670
                                                                    ------------
                                                                       9,606,201
                                                                    ------------
CONSUMER ELECTRONICS-0.48%
Sony Corp. -ADR (Japan)                                    64,500      2,821,230
                                                                    ------------
DEPARTMENT STORES-1.61%
Kohl's Corp. (d)                                          234,678      9,396,507
                                                                    ------------
DISTILLERS & VINTNERS-3.93%
Diageo PLC (United Kingdom)(c)                            797,446     14,646,927
Pernod Ricard S.A. (France)(c)                             81,120      8,319,931
                                                                    ------------
                                                                      22,966,858
                                                                    ------------
FOOTWEAR-1.96%
Crocs, Inc. (d)                                           545,416      4,368,782
NIKE, Inc. -Class B                                       118,832      7,083,576
                                                                    ------------
                                                                      11,452,358
                                                                    ------------
GENERAL MERCHANDISE STORES-1.13%
Target Corp.                                              142,127      6,607,484
                                                                    ------------
HOME ENTERTAINMENT SOFTWARE-0.44%
Electronic Arts Inc. (d)                                   58,400      2,594,712
                                                                    ------------
HOME IMPROVEMENT RETAIL-1.98%
Home Depot, Inc. (The)                                    264,795      6,201,499
Lowe's Cos., Inc.                                         259,497      5,384,563
                                                                    ------------
                                                                      11,586,062
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES-9.86%
Accor S.A. (France)(c)                                    122,383      8,129,765
Carnival Corp. (g)                                        310,186     10,223,731
InterContinental Hotels Group PLC (United Kingdom)(c)     353,765      4,721,758
Marriott International, Inc. -Class A                     154,142      4,044,686
Regal Hotels International Holdings Ltd.
   (Hong Kong)(c)                                      78,278,000      3,806,624
Rezidor Hotel Group A.B. (Sweden)(c)(h)                    42,574        179,531

See accompanying notes which are an integral part of this schedule.

AIM LEISURE FUND

                                                         SHARES         VALUE
                                                       ----------   ------------
HOTELS, RESORTS & CRUISE LINES-(CONTINUED)
Rezidor Hotel Group A.B. (Sweden)(c)                    1,090,800   $  4,599,820
Royal Caribbean Cruises Ltd. (b)                           89,384      2,008,458
Starwood Hotels & Resorts Worldwide, Inc. (b)             498,413     19,971,409
                                                                    ------------
                                                                      57,685,782
                                                                    ------------
HYPERMARKETS & SUPER CENTERS-0.86%
Wal-Mart Stores, Inc.                                      89,043      5,004,217
                                                                    ------------
INTERNET SOFTWARE & SERVICES-1.89%
Google Inc. -Class A (d)                                   20,953     11,030,078
                                                                    ------------
INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS-1.78%
iShares Russell 3000 Index Fund (b)                        46,568      3,487,943
iShares S&P 500 Index Fund                                 26,936      3,445,384
S&P 500 Depositary Receipts Trust -Series 1 (b)            27,039      3,463,155
                                                                    ------------
                                                                      10,396,482
                                                                    ------------
MOVIES & ENTERTAINMENT-11.98%
News Corp. -Class A                                     1,927,255     28,985,915
Time Warner Inc.                                          936,500     13,860,200
Viacom Inc. -Class A (d)                                  131,424      4,022,889
Viacom Inc. -Class B (d)                                   95,100      2,904,354
Walt Disney Co. (The)                                     649,308     20,258,409
                                                                    ------------
                                                                      70,031,767
                                                                    ------------
MULTI-SECTOR HOLDINGS-0.23%
Liberty Media Corp.-Capital -Series A (d)                  93,088      1,340,467
                                                                    ------------
PUBLISHING-1.59%
Gannett Co., Inc.                                          77,305      1,675,199
McGraw-Hill Cos., Inc. (The)                              189,800      7,614,776
                                                                    ------------
                                                                       9,289,975
                                                                    ------------
RESTAURANTS-4.34%
Burger King Holdings Inc.                                 263,864      7,068,917
Jack in the Box Inc. (d)                                  137,886      3,090,025
McDonald's Corp.                                          163,640      9,199,841
Yum! Brands, Inc.                                         170,800      5,993,372
                                                                    ------------
                                                                      25,352,155
                                                                    ------------
SOFT DRINKS-3.98%
Coca-Cola Femsa, S.A.B. de C.V. -ADR (Mexico)(b)          191,928     10,822,820
PepsiCo, Inc.                                             195,627     12,439,921
                                                                    ------------
                                                                      23,262,741
                                                                    ------------
SPECIALIZED REIT'S-0.68%
FelCor Lodging Trust  Inc.                                380,592      3,996,217
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
SPECIALTY STORES-2.05%
PetSmart, Inc.                                            599,885   $ 11,967,706
   Total Common Stocks & Other Equity Interests
      (Cost $482,810,044)                                            572,609,302
                                                                    ------------
MONEY MARKET FUNDS-1.82%
Liquid Assets Portfolio -Institutional Class(i)         5,309,476      5,309,476
Premier Portfolio -Institutional Class(i)               5,309,477      5,309,477
   Total Money Market Funds
      (Cost $10,618,953)                                              10,618,953
                                                                    ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.75%
   (Cost $493,428,997)                                               583,228,255
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-12.59%
Liquid Assets Portfolio -Institutional
   Class (Cost $73,630,820)(i)(j)                      73,630,820     73,630,820
                                                                    ------------
TOTAL INVESTMENTS-112.34%
   (Cost $567,059,817)                                               656,859,075
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(12.34)%                               (72,144,298)
                                                                    ------------
NET ASSETS-100.00%                                                  $584,714,777
                                                                    ============

Investment Abbreviations:

ADR  -- American Depositary Receipt

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at June 30, 2008.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $82,982,019, which represented 14.19% of the Fund's Net Assets. See Note 1A.

(d)  Non-income producing security.

(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at June 30, 2008 represented 0.27% of the Fund's Net Assets. See Note 1A.

(g)  Each unit represents one common share with paired trust share.

(h) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2008 represented 0.03% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

See accompanying notes which are an integral part of this schedule.

AIM LEISURE FUND

(i) The money market fund and the Fund are affiliated by having the same investment advisor.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM LEISURE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM LEISURE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

AIM LEISURE FUND

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed- upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
-----------                                                       --------------
Level 1                                                            $572,273,843
Level 2                                                              84,585,232
Level 3                                                                      --
                                                                   ============
                                                                   $656,859,075
                                                                   ============

AIM LEISURE FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2008 was $3,574,722 and $41,852,452, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $143,531,025
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (60,157,473)
================================================================================
Net unrealized appreciation of investment securities                $ 83,373,552
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $573,485,523.

                               AIM TECHNOLOGY FUND
            Quarterly Schedule of Portfolio Holdings June 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-TEC-QTR-1 06/08           Invesco Aim Advisors, Inc.

AIM TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (a)
June 30, 2008
(Unaudited)

                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCKS & OTHER EQUITY INTERESTS-89.23%
ADVERTISING-0.75%
Focus Media Holding Ltd. -ADR (China)(b)(c)              192,874   $   5,346,467
                                                                   -------------
APPLICATION SOFTWARE-8.33%
Adobe Systems Inc. (b)(c)                                623,295      24,551,590
Amdocs Ltd. (b)(c)                                       470,284      13,835,755
ANSYS, Inc. (b)(c)                                       177,180       8,348,722
Autodesk, Inc. (b)(c)                                    214,760       7,261,036
Nuance Communications, Inc. (b)(c)                       352,678       5,526,464
                                                                   -------------
                                                                      59,523,567
                                                                   -------------
COMMUNICATIONS EQUIPMENT-16.25%
Brocade Communications Systems, Inc. (b)(c)              522,207       4,302,986
Cisco Systems, Inc. (b)(c)                             1,098,652      25,554,646
CommScope, Inc. (b)(c)                                   174,867       9,227,732
Corning Inc. (b)                                         630,922      14,542,752
Foundry Networks, Inc. (b)(c)                            721,652       8,529,927
Harris Corp. (b)                                          70,258       3,547,326
NICE Systems Ltd. -ADR (Israel)(b)(c)                    297,560       8,798,849
Nokia Oyj -ADR (Finland)                                 682,733      16,726,958
Nortel Networks Corp. (Canada)(b)(c)                      12,833         105,487
Polycom, Inc. (b)(c)                                     380,387       9,266,227
QUALCOMM Inc. (b)                                        176,098       7,813,468
Research In Motion Ltd. (Canada)(b)(c)                    65,965       7,711,309
                                                                   -------------
                                                                     116,127,667
                                                                   -------------
COMPUTER HARDWARE-8.19%
Apple Inc. (b)(c)                                        156,895      26,270,499
Dell Inc. (b)(c)                                         210,012       4,595,063
Hewlett-Packard Co. (b)                                  536,647      23,725,164
Teradata Corp. (b)(c)                                    169,168       3,914,547
                                                                   -------------
                                                                      58,505,273
                                                                   -------------
COMPUTER STORAGE & PERIPHERALS-3.38%
EMC Corp. (b)(c)                                         882,141      12,958,651
NetApp, Inc. (b)(c)                                      345,381       7,480,952
Seagate Technology (b)                                   192,827       3,688,781
                                                                   -------------
                                                                      24,128,384
                                                                   -------------
DATA PROCESSING & OUTSOURCED SERVICES-0.90%
Alliance Data Systems Corp. (b)(c)                       113,226       6,402,930
                                                                   -------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.62%
Amphenol Corp. -Class A (b)                              168,489       7,561,786
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
ELECTRONIC EQUIPMENT MANUFACTURERS-(CONTINUED)
Dolby Laboratories Inc. -Class A (c)                      99,077   $   3,992,803
                                                                   -------------
                                                                      11,554,589
                                                                   -------------
ELECTRONIC MANUFACTURING SERVICES-1.06%
Hon Hai Precision Industry Co., Ltd.
   (Taiwan)                                            1,542,210       7,594,216
                                                                   -------------
HOME ENTERTAINMENT SOFTWARE-5.62%
Activision Blizzard, Inc. (b)(c)                         709,510      24,173,005
Nintendo Co., Ltd. (Japan)(d)                             28,400      15,985,841
                                                                   -------------
                                                                      40,158,846
                                                                   -------------
INTERNET RETAIL-0.99%
Amazon.com, Inc. (b)(c)                                   96,734       7,093,504
                                                                   -------------
INTERNET SOFTWARE & SERVICES-8.18%
Akamai Technologies, Inc. (b)(c)                         101,051       3,515,564
DivX, Inc. (c)                                           310,872       2,281,801
eBay Inc. (b)(c)                                         347,970       9,510,020
Google Inc. -Class A (b)(c)                               46,057      24,245,326
Omniture, Inc. (b)(c)                                    237,204       4,404,878
ValueClick, Inc. (b)(c)                                  592,493       8,976,269
Yahoo! Inc. (b)(c)                                       268,663       5,550,578
                                                                   -------------
                                                                      58,484,436
                                                                   -------------
IT CONSULTING & OTHER SERVICES-1.73%
Cognizant Technology Solutions Corp. -Class
   A (b)(c)                                              380,863      12,381,856
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.64%
BlueStream Ventures L.P. (Acquired
   08/03/00-06/13/08; Cost $25,801,962)
   (c)(e)(f)(g)(h)                                            --      11,746,523
                                                                   -------------
SEMICONDUCTOR EQUIPMENT-4.96%
Applied Materials, Inc.  (b)                             480,664       9,175,876
ASML Holding N.V. -New York Shares
   (Netherlands)                                         155,400       3,791,760
FormFactor Inc. (b)(c)                                   375,926       6,928,316
KLA-Tencor Corp. (b)                                      92,046       3,747,193
MEMC Electronic Materials, Inc. (b)(c)                   115,544       7,110,578
Varian Semiconductor Equipment Associates,
   Inc. (b)(c)                                           135,554       4,719,990
                                                                   -------------
                                                                      35,473,713
                                                                   -------------
SEMICONDUCTORS-13.02%
Broadcom Corp. -Class A (b)(c)                           552,670      15,082,364
Intel Corp.                                              698,918      15,012,759
Marvell Technology Group Ltd. (b)(c)                     632,952      11,177,932
National Semiconductor Corp. (b)                         383,305       7,873,085

See accompanying notes which are an integral part of this schedule.

AIM TECHNOLOGY FUND

                                                        SHARES         VALUE
                                                     -----------   -------------
SEMICONDUCTORS-(CONTINUED)
NVIDIA Corp. (b)(c)                                      749,207   $  14,025,155
ON Semiconductor Corp. (b)(c)                          1,331,352      12,208,498
Supertex, Inc. (b)(c)                                    139,146       3,247,668
Texas Instruments Inc. (b)                               510,819      14,384,663
                                                                   -------------
                                                                      93,012,124
                                                                   -------------
SYSTEMS SOFTWARE-9.53%
Check Point Software Technologies Ltd.
   (Israel)(b)(c)                                        515,767      12,208,205
McAfee Inc. (b)(c)                                       401,086      13,648,956
Microsoft Corp. (b)                                      853,941      23,491,917
Oracle Corp. (b)(c)                                      533,673      11,207,133
Red Hat, Inc. (b)(c)                                     363,540       7,521,643
                                                                   -------------
                                                                      68,077,854
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES-3.08%
America Movil SAB de C.V. -Series L -ADR
   (Mexico)                                              136,417       7,195,997
American Tower Corp. -Class A (b)(c)                     351,231      14,839,510
                                                                   -------------
                                                                      22,035,507
                                                                   -------------
      Total Common Stocks & Other Equity Interests
         (Cost $536,220,928)                                         637,647,456
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                     -----------
U.S. TREASURY SECURITIES-0.15%
U.S. TREASURY BILLS-0.15%
1.26%, 09/11/08(i)(j)                                $   590,000         588,041
1.48%, 09/18/08(i)(j)                                    500,000         498,050
                                                                   -------------
      Total U.S. Treasury Securities
         (Cost $1,086,889)                                             1,086,091
                                                                   -------------

                                                        SHARES         VALUE
                                                     -----------   -------------
MONEY MARKET FUNDS-10.19%
Liquid Assets Portfolio -Institutional
   Class(k)                                           36,417,705   $  36,417,705
Premier Portfolio -Institutional Class(k)             36,417,705      36,417,705
                                                                   -------------
      Total Money Market Funds
         (Cost $72,835,410)                                           72,835,410
                                                                   -------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.57%
   (Cost $610,143,227)                                               711,568,957
                                                                   -------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-30.97%
Liquid Assets Portfolio -Institutional Class
   (Cost $221,303,668)(k)(l)                         221,303,668     221,303,668
                                                                   =============
TOTAL INVESTMENTS-130.54%
   (Cost $831,446,895)                                               932,872,625
                                                                   -------------
OTHER ASSETS LESS LIABILITIES-(30.54)%                              (218,231,057)
                                                                   -------------
NET ASSETS-100.00%                                                 $ 714,641,568
                                                                   =============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at June 30, 2008.

(c)  Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at June 30, 2008 represented 2.24% of the Fund's Net Assets. See Note 1A.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2008 represented 1.64% of the Fund's Net Assets. See Note 1A.

(f) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2008 represented 1.64% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(g) The Fund has a remaining commitment of $829,416 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement. Security is considered venture capital.

(h) The Fund has a 10.29% ownership of BlueStream Ventures L.P. ("BlueStream") and BlueStream may be considered an affiliated company. The value of this security as of June 30, 2008 represented 1.64% of the Fund's Net Assets. See Note 3.

(i) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of this schedule.

AIM TECHNOLOGY FUND

(j) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2008 was $1,086,091, which represented 0.15% of the Fund's Net Assets. See Note 1A.

(k) The money market fund and the Fund are affiliated by having the same investment advisor.

(l) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM TECHNOLOGY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM TECHNOLOGY FUND

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

          Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM TECHNOLOGY FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

               INVESTMENTS
                   IN
INPUT LEVEL    SECURITIES
-----------   ------------
Level 1       $904,054,170
Level 2         17,071,932
Level 3         11,746,523
              ============
              $932,872,625
              ============

NOTE 3 -- INVESTMENTS IN AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the three months ended June 30, 2008.

                                                               CHANGE IN
                                                               UNREALIZED                                REALIZED
                      VALUE      PURCHASES   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      GAIN
FUND                 12/31/07     AT COST        SALES       (DEPRECIATION)     06/30/08      INCOME      (LOSS)
----               -----------   ---------   -------------   --------------   -----------   ----------   --------
BlueStream
   Ventures L.P.   $11,660,283    $829,415       $--           $(743,175)     $11,746,523      $--         $--
                   ===========    ========       ===           =========      ===========      ===         ===

AIM TECHNOLOGY FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2008 was $117,278,299 and $126,922,851, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 155,401,138
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (48,968,149)
================================================================================
Net unrealized appreciation of investment securities               $ 106,432,989
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $826,439,636.

                               AIM UTILITIES FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              I-UTI-QTR-1 06/08         Invesco Aim Advisors, Inc.

AIM UTILITIES FUND

SCHEDULE OF INVESTMENTS(a)
June 30, 2008
(Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS-96.88%
ELECTRIC UTILITIES-34.28%
Duke Energy Corp.                                         480,000   $  8,342,400
E.ON A.G. (Germany)(b)                                     65,000     13,089,529
Edison International                                      285,000     14,643,300
Enel S.p.A. (Italy)(b)(c)                                 500,000      4,744,279
Entergy Corp.                                             138,000     16,626,240
Exelon Corp.                                              240,000     21,590,400
FirstEnergy Corp.                                         170,000     13,996,100
FPL Group, Inc.                                           265,000     17,378,700
Pepco Holdings, Inc.                                      370,000      9,490,500
Portland General Electric Co.                             260,000      5,855,200
PPL Corp.                                                 258,000     13,485,660
Southern Co.                                              140,000      4,888,800
                                                                    ------------
                                                                     144,131,108
                                                                    ------------
GAS UTILITIES-12.23%
AGL Resources Inc.                                        258,000      8,921,640
Equitable Resources, Inc.                                 225,000     15,538,500
ONEOK, Inc.                                               225,000     10,986,750
Questar Corp.                                             225,000     15,984,000
                                                                    ------------
                                                                      51,430,890
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-6.26%
Constellation Energy Group Inc.                           140,000     11,494,000
NRG Energy, Inc. (d)                                      346,000     14,843,400
                                                                      26,337,400
INTEGRATED TELECOMMUNICATION SERVICES-11.69%
Alaska Communications Systems Group Inc.                1,075,000     12,835,500
AT&T Inc.                                                 675,000     22,740,750
Verizon Communications Inc.                               383,000     13,558,200
                                                                    ------------
                                                                      49,134,450
                                                                    ------------
MULTI-UTILITIES-24.01%
Ameren Corp.                                              250,000     10,557,500
CMS Energy Corp.                                          700,000     10,430,000
Dominion Resources, Inc.                                  237,000     11,255,130
National Grid PLC (United Kingdom)(b)                     570,000      7,469,890
OGE Energy Corp.                                           75,000      2,378,250
PG&E Corp.                                                255,000     10,120,950
Public Service Enterprise Group Inc.                      220,000     10,104,600
SCANA Corp.                                                70,000      2,590,000
Sempra Energy                                             260,000     14,677,000
Veolia Environnement (France)(b)                          110,000      6,128,682
Wisconsin Energy Corp.                                    137,000      6,195,140
Xcel Energy, Inc.                                         450,000      9,031,500
                                                                    ------------
                                                                     100,938,642
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
OIL & GAS STORAGE & TRANSPORTATION-8.41%
El Paso Corp.                                             817,000   $ 17,761,580
Williams Cos., Inc. (The)                                 436,000     17,575,160
                                                                    ------------
                                                                      35,336,740
                                                                    ------------
   Total Common Stocks
      (Cost $301,496,293)                                            407,309,230
                                                                    ------------
MONEY MARKET FUNDS-3.37%
Liquid Assets Portfolio -Institutional
   Class(e)                                             7,081,128      7,081,128
Premier Portfolio -Institutional Class(e)               7,081,128      7,081,128
                                                                    ------------
   Total Money Market Funds
      (Cost $14,162,256)                                              14,162,256
                                                                    ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.25%
   (Cost $315,658,549)                                               421,471,486
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-0.90%
Liquid Assets Portfolio -Institutional Class
   (Cost $3,768,188)(e)(f)                              3,768,188      3,768,188
                                                                    ------------
TOTAL INVESTMENTS-101.15%
   (Cost $319,426,737)                                               425,239,674
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(1.15)%                                 (4,850,459)
                                                                    ------------
NET ASSETS-100.00%                                                  $420,389,215
                                                                    ============

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $31,432,380, which represented 7.48% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at June 30, 2008.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM UTILITIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM UTILITIES FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor, Inc. may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          A large percentage of the Fund's assets may be invested in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

          Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

AIM UTILITIES FUND

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
---------------------------------------------------------------   --------------
Level 1                                                            $393,807,294
Level 2                                                              31,432,380
Level 3                                                                      --
                                                                   ============
                                                                   $425,239,674
                                                                   ============

AIM UTILITIES FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2008 was $3,952,794 and $12,320,949 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $115,340,051
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (10,047,712)
================================================================================
Net unrealized appreciation of investment securities                $105,292,339
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $319,947,335.

Item 2. Controls and Procedures.

     (a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 29, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 29, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: August 29, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.